Note 9 - Finance Income and Expense - Finance Income and Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Interest received			$ 4	$ 9	$ 13
Related party loan interest payable	387		1,588	1,636	171
Convertible loan notes and preference shares interest payable	307		1,284	1,220	358
Financing agreement finance cost payable			206	217
Debtor invoice finance cost payable	51		164
Finance lease interest payable	22		1	55
Bank interest payable	6			17	5
Provisions – unwinding of discount	42
Foreign exchange losses	(19)			93	2
Other finance costs				157	58
Total finance expense	$ 796	$ 842	$ 3,243	$ 3,395	$ 600